UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one):		[  ] is a restatement.
 				[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:		One North Wacker Drive
 		Suite 4725
 		Chicago, Illinois 60606

Form 13F File Number:  To be assigned upon initial filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:            Chief Investment Officer
Phone:         312-334-1100

Signature, Place, and Date of Signing:

   /s/ Clint D. Coghill     Chicago, Illinois         February 14, 2003
---------------------------  ---------------------------   -------------------
      [Signature]                  [City, State]                  [Date]

-------------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

































                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			198

Form 13F Information Table Value Total:			$563,850
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






















				Market
Name of Issuer	Title of	Cusip	Value	Amount and Type	Investment	Other  Voting
 		Class	Number	(x$1000)	of Security		Discretion	Mgrs   Authority
24/7 REAL MEDIA	Common	901314104	164	 712,000 	Sh	Sole	None	Sole
AETHER SYSTEMS	Common	00808V105	7,916	 2,105,360 	Sh	Sole	None	Sole
ALLEN TELECOM	Common	018091108	805	 85,000 	Sh	Sole	None	Sole
ANDREW CORPOR.	Common	034425108	1,727	 168,000 	Sh	Sole	None	Sole
APAC TELESERV	Common	00185E106	1,778	 759,666 	Sh	Sole	None	Sole
ARTISTDIRECT INC	Common	04315D400	566	 263,165 	Sh	Sole	None	Sole
ASHWORTH INC	Common	04516H101	1,422	 222,159 	Sh	Sole	None	Sole
AVENUE A INC	Common	053566105	4,317	 1,488,583 	Sh	Sole	None	Sole
AVICI SYSTEMS INC	Common	05367L802	4,506	 1,258,594 	Sh	Sole	None	Sole
BIO LOGIC SYS CRP	Common	090909102	158	 35,210 	Sh	Sole	None	Sole
BLUE MARTINI SFT	Common	095698502	1,012	 349,060 	Sh	Sole	None	Sole
BROOKSTONE INC	Common	114537103	804	 56,019 	Sh	Sole	None	Sole
BROOKTROUT TCH	Common	114580103	3,654	 689,392 	Sh	Sole	None	Sole
BWAY CORPORATION	Common	56039100	2,522	 127,500 	Sh	Sole	None	Sole
CADMUS COMMUN.	Common	127587103	132	 11,900 	Sh	Sole	None	Sole
CAPTARIS INC	Common	14071N104	168	 69,800 	Sh	Sole	None	Sole
CHIQUITA BRANDS	Common	170032809	837	 63,100 	Sh	Sole	None	Sole
COPPER MOUNTAIN	Common	217510205	4,716	 1,107,140 	Sh	Sole	None	Sole
CORP GEO MXN	Common	P3142C117	74	 40,000 	Sh	Sole	None	Sole
CROSS MEDIA, INC	Common	22754R201	105	 191,000 	Sh	Sole	None	Sole
CROWN CORK&SEAL	Common	228255105	4,418	 555,700 	Sh	Sole	None	Sole
CYBERSOURCE INC.	Common	23251J106	4,901	 2,000,251 	Sh	Sole	None	Sole
DIVINE INC CL A	Common	255402406	2,471	 1,764,975 	Sh	Sole	None	Sole
EARTHLINK INC	Common	270321102	9,357	 1,716,827 	Sh	Sole	None	Sole
ESG RE LIMITED	Common	G31215109	39	 75,700 	Sh	Sole	None	Sole
FAIRMARKET INC	Common	305158107	21	 13,000 	Sh	Sole	None	Sole
GROUP 1 SFTWRE	Common	39943Y103	1,262	 105,600 	Sh	Sole	None	Sole
HUMANA INC COM	Common	444859102	7,327	 732,700 	Sh	Sole	None	Sole
INFONET SERVICES	Common	45666T106	3,294	 1,663,800 	Sh	Sole	None	Sole
INTEGRTD DEV TECH	Common	458118106	2,689	 321,300 	Sh	Sole	None	Sole
INTERTRUST TECH	Common	46113Q109	8,357	 1,975,707 	Sh	Sole	None	Sole
INTL FOREST CL A	Common	45953E101	8,909	 2,400,500 	Sh	Sole	None	Sole
INTRUSION INC	Common	46121E106	66	 207,300 	Sh	Sole	None	Sole
INVISION TECH	Common	461851107	5,187	 196,781 	Sh	Sole	None	Sole
JUPITER MEDIA	Common	48206U104	153	 897,864 	Sh	Sole	None	Sole
K2 INC COMMON	Common	482732104	2,863	 304,600 	Sh	Sole	None	Sole
KEITHLEY INSTR	Common	487584104	1,313	 105,000 	Sh	Sole	None	Sole
KEYTRONICS CORP	Common	493144109	226	 194,900 	Sh	Sole	None	Sole
LESCO INCORP	Common	526872106	357	 25,600 	Sh	Sole	None	Sole
LEVEL 3 COMM INC	Common	52729N100	5,961	 1,216,535 	Sh	Sole	None	Sole
LIBERATE TECHNO	Common	530129105	14,719  	10,293,251 	Sh	Sole	None	Sole
LIQUID AUDIO COM	Common	53631T102	4,157	 1,689,888 	Sh	Sole	None	Sole
LOUDEYE CORP	Common	545754103	228	 725,037 	Sh	Sole	None	Sole
LSI INDUST INC	Common	50216C108	290	 20,918 	Sh	Sole	None	Sole
MACROMEDIA SOFT	Common	556100105	1,874	 176,000 	Sh	Sole	None	Sole
MARIMBA SFTWRE	Common	56781Q109	693	 425,025 	Sh	Sole	None	Sole
MEDIA 100 INC	Common	58440W105	974	 1,522,496 	Sh	Sole	None	Sole
MERCATOR SFTWRE	Common	587587106	927	 956,010 	Sh	Sole	None	Sole
MERCER INTL INC	Common	588056101	1,803	 328,479 	Sh	Sole	None	Sole
META GROUP INC	Common	591002100	57	 27,799 	Sh	Sole	None	Sole
NATUS MEDICAL	Common	639050103	1,959	 490,872 	Sh	Sole	None	Sole
NET PERCEPTIONS	Common	64107U101	685	 496,327 	Sh	Sole	None	Sole
NETRATINGS INC	Common	64116M108	1,785	 247,900 	Sh	Sole	None	Sole
NORTHFIELD LABS	Common	666135108	272	 78,962 	Sh	Sole	None	Sole
NOVADIGM INC	Common	669937104	871	 373,956 	Sh	Sole	None	Sole
OAKLEY INC COM	Common	673662102	547	 53,300 	Sh	Sole	None	Sole
OFFICEMAX INC	Common	67622M108	1,268	 253,600 	Sh	Sole	None	Sole
ONVIA.COM INC	Common	68338T403	90	 35,279 	Sh	Sole	None	Sole
OPENWAVE SYST	Common	683718100	574	 286,798 	Sh	Sole	None	Sole
PETROLEUM DEV CO	Common	716578109	1,065	 200,900 	Sh	Sole	None	Sole
PINNACOR INC	Common	723487104	2,461	 2,017,537 	Sh	Sole	None	Sole
POLYCOM INCORP	Common	73172K104	59	 6,155 	Sh	Sole	None	Sole
PRICELINE.COM	Common	741503106	7,326	 4,578,831 	Sh	Sole	None	Sole
PRIMUS TELECOM	Common	741929103	4,879	 2,439,662 	Sh	Sole	None	Sole
PRIVATE MEDIA	Common	74266R104	1,210	 372,327 	Sh	Sole	None	Sole
RADCOM LIMITED	Common	M81865103	55	 77,386 	Sh	Sole	None	Sole
RADYNE CORPORAT	Common	750611402	450	 187,676 	Sh	Sole	None	Sole
RITA MEDICAL	Common	76774E103	658	 130,286 	Sh	Sole	None	Sole
SAFEGUARD SCIENT.	Common	786449108	814	 598,400 	Sh	Sole	None	Sole
SAFELINK CORP	Common	786578302	2,242	 535,000 	Sh	Sole	None	Sole
SANMINA SCI COM	Common	800907107	11,824	2,633,445 	Sh	Sole	None	Sole
SAPIENT CORP	Common	803062108	7,765	 3,787,834 	Sh	Sole	None	Sole
SIX FLAGS INC	Common	83001P109	217	 38,000 	Sh	Sole	None	Sole
SONIC FOUNDRY	Common	83545R108	73	 151,300 	Sh	Sole	None	Sole
STEEL TECHNOL	Common	858147101	1,808	 106,600 	Sh	Sole	None	Sole
SUNRISE ASST LVG	Common	86768K106	2,892	 116,211 	Sh	Sole	None	Sole
TALK AMERICA	Common	87426R202	2,358	 421,039 	Sh	Sole	None	Sole
TIBCO SOFTWARE	Common	88632Q103	1,149	 186,000 	Sh	Sole	None	Sole
TYLER TECHNO	Common	902252105	1,030	 247,000 	Sh	Sole	None	Sole
VALUE CITY COM	Common	920387107	456	 249,100 	Sh	Sole	None	Sole
VALUECLICK INC	Common	92046N102	1,831	 656,295 	Sh	Sole	None	Sole
VERISIGN INC COM	Common	92343E102	2,960	 369,107 	Sh	Sole	None	Sole
VIASAT INCORP.	Common	92552V100	8,797	 762,302 	Sh	Sole	None	Sole
WILLBROS GROUP	Common	969199108	1,644	 200,000 	Sh	Sole	None	Sole
WIRE ONE TECH	Common	976521104	4,552	 1,631,396 	Sh	Sole	None	Sole
WORKFLOW  MGT.	Common	98137N109	1,974	 905,660 	Sh	Sole	None	Sole
ZIX CORPORATION	Common	98974P100	209	 47,390 	Sh	Sole	None	Sole
EARTHLINK INC	Common	270321102	300	 55,000	Call	Sole	None	Sole
EARTHLINK INC	Common	270321102	109	 20,000	Call	Sole	None	Sole
EARTHLINK INC	Common	270321102	164	 30,000	Call	Sole	None	Sole
HEALTHSOUTH CORP	Common	421924101	945	 225,000	Call	Sole	None	Sole
HUMANA INC COM	Common	444859102	1,360	 136,000	Call	Sole	None	Sole
HUMANA INC COM	Common	444859102	1,405	 140,500	Call	Sole	None	Sole
INVISION TECH	Common	461851107	105	 4,000	Call	Sole	None	Sole
SUNRISE ASSISTED	Common	86768K106	37	 1,500	Call	Sole	None	Sole
3 M   COMPANY	Common	88579Y101	2,713	 22,000	Put	Sole	None	Sole
3 M   COMAPNY	Common	88579Y101	3,576	 29,000	Put	Sole	None	Sole
3 M   COMPANY	Common	88579Y101	7,398	 60,000	Put	Sole	None	Sole
ADOBE SYS INC	Common	00724F101	2,108	 85,000	Put	Sole	None	Sole
AMERISOURCEBERG	Common	03073E105	5,648	 104,000	Put	Sole	None	Sole
AMERISOURCEBERG	Common	03073E105	543	 10,000	Put	Sole	None	Sole
AMERISOURCEBERG	Common	03073E105	543	 10,000	Put	Sole	None	Sole
AMERISOURCEBERG	Common	03073E105	2,091	 38,500	Put	Sole	None	Sole
AVID TECHNOLOGY	Common	05367P100	2,984	 130,000	Put	Sole	None	Sole
BED BATH & BEYOND	Common	75896100	1,813	 52,500	Put	Sole	None	Sole
BED BATH & BEYOND	Common	75896100	2,072	 60,000	Put	Sole	None	Sole
BLUE RHINO CORP	Common	95811105	261	 15,000	Put	Sole	None	Sole
BLUE RHINO CORP	Common	95811105	470	 27,000	Put	Sole	None	Sole
BOEING USD5 COM	Common	97023105	2,804	 85,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	1,184	 20,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	1,184	 20,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	2,368	 40,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	4,913	 83,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	2,072	 35,000	Put	Sole	None	Sole
CARDINAL HEALTH	Common	14149Y108	4,469	 75,500	Put	Sole	None	Sole
CAREMARK  RX	Common	141705103	3,023	 186,000	Put	Sole	None	Sole
CDW COMPUTER	Common	125129106	4,297	 98,000	Put	Sole	None	Sole
CDW COMPUTER	Common	125129106	3,661	 83,500	Put	Sole	None	Sole
CDW COMPUTER	Common	125129106	5,701	 130,000	Put	Sole	None	Sole
CHEESECAKE FACT.	Common	163072101	542	 15,000	Put	Sole	None	Sole
CHEESECAKE FACT.	Common	163072101	8,568	 237,000	Put	Sole	None	Sole
CHEESECAKE FACT.	Common	163072101	1,085	 30,000	Put	Sole	None	Sole
CLEAR CHANNEL	Common	184502102	746	 20,000	Put	Sole	None	Sole
CYMER INC COM	Common	232572107	1,387	 43,000	Put	Sole	None	Sole
CYMER INC COM	Common	232572107	2,387	 74,000	Put	Sole	None	Sole
CYMER INC COM	Common	232572107	3,902	 121,000	Put	Sole	None	Sole
CYMER INC COM	Common	232572107	1,613	 50,000	Put	Sole	None	Sole
DANAHER CORP	Common	235851102	7,621	 116,000	Put	Sole	None	Sole
DANAHER CORP	Common	235851102	15,045	229,000	Put	Sole	None	Sole
DANAHER CORP	Common	235851102	1,971	 30,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	3,527	 52,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	1,696	 25,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	1,356	 20,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	9,427	 139,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	1,356	 20,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	6,511	 96,000	Put	Sole	None	Sole
EBAY INCORPORATED	Common	278642103	5,154	 76,000	Put	Sole	None	Sole
FASTENAL COMPANY	Common	311900104	430	 11,500	Put	Sole	None	Sole
FASTENAL COMPANY	Common	311900104	5,309	 142,000	Put	Sole	None	Sole
FASTENAL COMPANY	Common	311900104	748	 20,000	Put	Sole	None	Sole
FASTENAL COMPANY	Common	311900104	1,870	 50,000	Put	Sole	None	Sole
FIRST DATA CORP	Common	319963104	10,411	294,000	Put	Sole	None	Sole
GENERAL ELEC CO	Common	369604103	609	 25,000	Put	Sole	None	Sole
GENERAL ELEC CO	Common	369604103	487	 20,000	Put	Sole	None	Sole
GENERAL MTRS CORP	Common	370442105	1,622	 44,000	Put	Sole	None	Sole
GENERAL MTRS CORP	Common	370442105	3,188	 86,500	Put	Sole	None	Sole
GENERAL MTRS CORP	Common	370442105	1,474	 40,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	5,720	 84,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	3,405	 50,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	3,950	 58,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	6,640	 97,500	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	6,061	 89,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	8,717	 128,000	Put	Sole	None	Sole
GOLDMAN SACHS	Common	38141G104	1,022	 15,000	Put	Sole	None	Sole
HARLEY DAVIDSON	Common	412822108	4,204	 91,000	Put	Sole	None	Sole
HARLEY DAVIDSON	Common	412822108	11,920	258,000	Put	Sole	None	Sole
HOTEL RESERV.	Common	44147T108	874	 16,000	Put	Sole	None	Sole
HOTEL RESERV.	Common	44147T108	1,038	 19,000	Put	Sole	None	Sole
INTERPUBLIC GP	Common	460690100	70	 5,000	Put	Sole	None	Sole
J.P. MORGAN CHASE	Common	46625H100	9,120	 380,000	Put	Sole	None	Sole
JUNIPER NETWORKS	Common	48203R104	544	 80,000	Put	Sole	None	Sole
LABRANCHE & CO	Common	505447102	4,262	 160,000	Put	Sole	None	Sole
MANHATTAN ASSOC.	Common	562750109	816	 34,500	Put	Sole	None	Sole
MANHATTAN ASSOC.	Common	562750109	3,549	 150,000	Put	Sole	None	Sole
MANHATTAN ASSOC.	Common	562750109	1,301	 55,000	Put	Sole	None	Sole
MANHATTAN ASSOC.	Common	562750109	450	 19,000	Put	Sole	None	Sole
MANHATTAN ASSOC.	Common	562750109	1,798	 76,000	Put	Sole	None	Sole
MARVELL TECH GP	Common	G5876H105	773	 41,000	Put	Sole	None	Sole
MORGAN STANLEY	Common	617446448	2,894	 72,500	Put	Sole	None	Sole
MORGAN STANLEY	Common	617446448	1,597	 40,000	Put	Sole	None	Sole
MORGAN STANLEY	Common	617446448	5,788	 145,000	Put	Sole	None	Sole
MORGAN STANLEY	Common	617446448	4,092	 102,500	Put	Sole	None	Sole
MORGAN STANLEY	Common	617446448	5,190	 130,000	Put	Sole	None	Sole
NATIONAL INSTRS	Common	636518102	1,625	 50,000	Put	Sole	None	Sole
NEOWARE SYSTEMS	Common	64065P102	447	 30,000	Put	Sole	None	Sole
OMINCOM GROUP	Common	681919106	8,333	 129,000	Put	Sole	None	Sole
OMINCOM GROUP	Common	681919106	3,553	 55,000	Put	Sole	None	Sole
OMINCOM GROUP	Common	681919106	646	 10,000	Put	Sole	None	Sole
OMINCOM GROUP	Common	681919106	2,713	 42,000	Put	Sole	None	Sole
PACCAR INC COM	Common	693718108	1,799	 39,000	Put	Sole	None	Sole
PACCAR INC COM	Common	693718108	5,905	 128,000	Put	Sole	None	Sole
PANERA BREAD	Common	69840W108	4,752	 136,500	Put	Sole	None	Sole
POWER INTERGRAT.	Common	739276103	255	 15,000	Put	Sole	None	Sole
POWER INTERGRAT.	Common	739276103	170	 10,000	Put	Sole	None	Sole
SBC COMM COMMUN	Common	78387G103	3,118	 115,000	Put	Sole	None	Sole
SBC COMM COMMUN	Common	78387G103	12,335	455,000	Put	Sole	None	Sole
SBC COMM COMMUN	Common	78387G103	6,303	 232,500	Put	Sole	None	Sole
SBC COMM COMMUN	Common	78387G103	1,356	 50,000	Put	Sole	None	Sole
SHARPER IMAGE	Common	820013100	174	 10,000	Put	Sole	None	Sole
SHARPER IMAGE	Common	820013100	52	 3,000	Put	Sole	None	Sole
SHARPER IMAGE	Common	820013100	1,743	 100,000	Put	Sole	None	Sole
STARBUCKS CORP	Common	855244109	322	 15,800	Put	Sole	None	Sole
STARBUCKS CORP	Common	855244109	408	 20,000	Put	Sole	None	Sole
SYSCO CORPORATION	Common	871829107	1,192	 40,000	Put	Sole	None	Sole
SYSCO CORPORATION	Common	871829107	12,050	404,500	Put	Sole	None	Sole
WESTWOOD ONE COM	Common	961815107	4,857	 130,000	Put	Sole	None	Sole
WRIGLEY WM JR	Common	982526105	6,311	 115,000	Put	Sole	None	Sole
WRIGLEY WM JR	Common	982526105	2,195	 40,000	Put	Sole	None	Sole